FINANCIAL INSTRUMENTS - Schedule of Financial Assets and Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2022	Jun. 08, 2021	Mar. 31, 2021
Financial liabilities, measured at fair value: | Contingent consideration payable
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	$ 2,646		$ 3,201
Financial liabilities, measured at amortized cost: | Accounts payable and accrued liabilities
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	5,262		2,793
Financial assets, measured at fair value: | Cash
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	53,641		64,026
Financial assets, measured at fair value: | Investments
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	242	$ 250	0
Financial assets, measured at amortized cost: | Accounts receivable
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	$ 28		$ 0